UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ----------------------------

Check here if Amendment [X];  Amendment Number:     1
                                                  -----
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aurelius Capital Management, LP
           --------------------------------------------------
Address:   53 Forest Avenue
           --------------------------------------------------
           2nd Floor
           --------------------------------------------------
           Old Greenwich, CT  06870
           --------------------------------------------------

Form 13F File Number: 28-
                         ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Norman F. LeBlanc
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     (203) 344-3090
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Norman F. LeBlanc             Old Greenwich, CT           5/23/08
   ------------------------   ------------------------------  ----------
         [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:            1
                                               -------------

Form 13F Information Table Value Total:           12,962
                                               -------------
                                               (in thousands)


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    None


                                                   FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                                                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
---------------------------  --------------  ---------  -------- ---------  ---- ---- ----------- ---------  ------- ------- -----
WCI CMNTYS INC.              NOTE 4.000% 8/1  92923CAKO  12,962   19,250,000 PRN         SOLE                19,250,000



                                                         12,962